Investments (Tables)	3 Months Ended
Mar. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Carrying Amounts and Fair Values of Available for Sale Securities
 The carrying amounts and fair values of our available for sale securities at March 31, 2019 and December 31, 2018 are as follows:

	March 31, 2019
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.5	$18.7	$0.8	$(2.0)	$17.5
Total	$17.5	$18.7	$0.8	$(2.0)	$17.5

	December 31, 2018
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.8	$18.8	$0.9	$(1.9)	$17.8
Total	$17.8	$18.8	$0.9	$(1.9)	$17.8

Schedule of Investment Securities in a Continuous Unrealized Loss Position
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2019 and December 31, 2018 were as follows (in millions):

March 31, 2019	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$15.6	$(2.0)
Total temporarily impaired securities	$15.6	$(2.0)

December 31, 2018	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.4	$(1.9)
Total temporarily impaired securities	$10.4	$(1.9)

Schedule of Investments in Unconsolidated Affiliates and Summarized Financial Information for Ceridian
Summarized financial information for Ceridian for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below. LifeWorks Corporation Ltd. ("LifeWorks"), a former subsidiary of Ceridian, was distributed pro-rata to Ceridian shareholders contemporaneously with Ceridian's initial public offering in April 2018. On July 27, 2018, LifeWorks was sold. The results of Ceridian for the three months ended March 31, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.

	March 31, 2019	December 31, 2018
	(In millions)
Total current assets before customer funds	$330.4	$330.6
Customer funds	4,559.7	2,603.5
Goodwill and other intangible assets, net	2,129.2	2,114.9
Other assets	239.8	198.8
Total assets	$7,259.1	$5,247.8
Current liabilities before customer obligations	$129.7	$149.9
Customer obligations	4,554.0	2,619.7
Long-term obligations, less current portion	662.1	663.5
Other long-term liabilities	226.5	199.2
Total liabilities	5,572.3	3,632.3
Equity	1,686.8	1,615.5
Total liabilities and equity	$7,259.1	$5,247.8

	Three months ended March 31, 2019	Three months ended March 31, 2018
	(In millions)
Total revenues	$203.7	$188.8
Earnings before income taxes	16.9	8.0
Net earnings	11.2	0.6

Investments in unconsolidated affiliates recorded using the equity method of accounting as of March 31, 2019 and December 31, 2018 consisted of the following (in millions):

	Ownership at March 31, 2019	March 31, 2019	December 31, 2018
Ceridian	23.3%	392.6	359.7
Dun & Bradstreet (defined below)	24.5%	478.2	—
Other	various	35.5	37.5
Total		$906.3	$397.2

Summarized Financial Information For Dun and Bradstreet	Summarized financial information for Dun & Bradstreet for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below.
We historically reported our equity in earnings or loss of Dun & Bradstreet on a one quarter lag. We now receive financial information from Dun & Bradstreet timely and record our equity in its losses on a real-time basis. As noted in the discussion under the heading Change in Accounting Principle in Note A, we have retrospectively applied the change to our prior period financial statements, including as of and for the three month period ended March 31, 2019 included herein. Accordingly, our net earnings for the three month period ended March 31 , 2019 include the Company’s equity in Dun & Bradstreet’s losses for the period from February 8, 2019 (the date of the DNB Acquisition) through March 31, 2019. See Note A for further information on the impact of the change in accounting principle.

March 31, 2019
(In millions)
Total current assets	$420.7
Goodwill and other intangible assets, net	8,285.7
Other assets	454.6
Total assets	$9,161.0

Current liabilities	$778.0
Long-term debt	3,821.0
Other non-current liabilities	1,636.5
Total liabilities	6,235.5
Preferred equity	1,028.4
Total capital	1,897.1
Total liabilities and equity	$9,161.0

Period from February 8, 2019 to March 31, 2019
(In millions)
Total revenues	$174.1
Loss before income taxes	(111.6)
Net loss	(81.1)
Dividends attributable to preferred equity and noncontrolling interest expense	(18.3)
Net loss attributable to Dun & Bradstreet	(99.4)